COMMITMENTS AND CONTINGENCIES (Schedule of Future Minimum Payments Under Operating Leases for Space Segment Services) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Operating Leases Segment [Line Items]
2014	$ 5,722
2015	4,656
2016	1,571	[1]
Gross space segments services	$ 11,949

[1]	The Group does not have any commitments with respect to space segments after 2016.